Credit Facilities	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Credit Facilities
17.	Credit Facilities

17.1.	Sustainability-Linked Revolving Credit Facility
As at December 31, 2025, the Company’s unsecured $2.0 billion revolving credit facility remained undrawn. The maturity was extended by an additional year to June 30, 2030, and a $500 million accordion feature was added. The facility includes sustainability-linked features and a financial covenant requiring a capitalization ratio
≤
0.60:1, with which the Company was in compliance as at December 31, 2025 and 2024. Interest on drawn amounts is based on the Company’s leverage ratio at SOFR + 1.10% to 2.15%. The standby fee was 0.1966% (2024 – 0.20%).
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes. In connection with the Revolving Facility, there is $5 million unamortized debt issue costs which have been recorded as a long-term asset under the classification
Ot
her
(see Note 25).

17.2.	Lease Liabilities
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31

(in thousands)	2025	2024

Current portion	$575	$262

Long-term portion	7,330	4,909

Total lease liabilities	$7,905	$5,171
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	December 31 2025

Not later than 1 year	$985

Later than 1 year and not later than 5 years	4,162

Later than 5 years	4,859

Total lease liabilities	$10,006

17.3.	Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2025	2024

Costs related to undrawn credit facilities	17.1	$5,331	$5,347

Interest expense - lease liabilities	17.2	429	284

Letters of guarantee		-	(82)

Total finance costs		$5,760	$5,549